Fair Value Measurements (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Foreign Exchange Future [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Future [Member] EUR (€)	Jun. 30, 2013 Foreign Exchange Future [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Future Two [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Future Two [Member] ILS	Jun. 30, 2013 Foreign Exchange Future Two [Member] Fair Value, Inputs, Level 2 [Member] USD ($)
Notional amount		$ 30,000	€ 22,800	$ 30,000	$ 22,600	88,400	$ 4,000
Derivative assets, net	$ 1,900